Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Dreyfus Liquid Assets, Inc.
Entity Central Index Key	0000030158
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 23, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
Class 1 Prospectus | DREYFUS LIQUID ASSETS, INC | DREYFUS LIQUID ASSETS - Class 1
Prospectus:
Trading Symbol	DLAXX
Class 2 Prospectus | DREYFUS LIQUID ASSETS, INC | Class 2
Prospectus:
Trading Symbol	DLBXX
Class Z Prospectus | DREYFUS LIQUID ASSETS, INC | Class Z
Prospectus:
Trading Symbol	DLZXX